Accumulated Other Comprehensive Income - Reclassification Adjustments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at the beginning of the period	$ 8,261	$ 6,213	$ 10,605
Other comprehensive loss before reclassifications	(2,402)	1,852	(4,883)
Amounts reclassified from accumulated other comprehensive income (loss)	192	196	491
Total other comprehensive (loss) income	(2,210)	2,048	(4,392)
Balance at the end of the period	6,051	8,261	6,213
Unrealized gains on securities
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at the beginning of the period	7,948	5,950	10,495
Other comprehensive loss before reclassifications	(2,386)	1,802	(4,840)
Amounts reclassified from accumulated other comprehensive income (loss)	255	196	295
Total other comprehensive (loss) income	(2,131)	1,998	(4,545)
Balance at the end of the period	5,817	7,948	5,950
OTTI
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at the beginning of the period	313	263	110
Other comprehensive loss before reclassifications	(16)	50	(43)
Amounts reclassified from accumulated other comprehensive income (loss)	(63)	0	196
Total other comprehensive (loss) income	(79)	50	153
Balance at the end of the period	$ 234	$ 313	$ 263